Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Consulting Fees and Salaries	$ 264,208	$ 474,185	$ 1,400,278	$ 1,104,075